Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes

NOTE 13 – INCOME TAXES

Income tax expense was as follows:

	December 31, 2020	December 31, 2019
Current federal	$9,720	$2,627
Deferred federal (1)	(3,045)	(187)
Total	$6,675	$2,440

(1)	Includes tax benefit of operating loss carryforwards of $34 and $34 for the years ended December 31, 2020 and 2019, respectively.

Effective tax rates differ from the federal statutory rate of 21% for 2020 and 2019 applied to income before income taxes due to the following:

	December 31, 2020	December 31, 2019
Federal statutory rate times financial statement income	$7,619	$2,529
Effect of:
Stock compensation	(19)	(18)
Bank owned life insurance income	(30)	(30)
Historic tax credits	(807)	-
Low income housing tax credits	(106)	(59)
Other	18	18
	$6,675	$2,440
Effective tax rate	18%	20%

Year-end deferred tax assets and liabilities were due to the following:

	2020	2019
Deferred tax assets:
Allowance for loan and lease losses	$3,407	$1,170
Compensation related issues	1,815	433
Deferred loan fees	293	-
Nonaccrual interest	57	55
Net operating loss carry forward	398	432
Operating lease liabilities	322	412
	6,292	2,502
Deferred tax liabilities:
FHLB stock dividend	226	226
Deferred loan costs	-	7
Depreciation	15	73
Operating lease right-of-use assets	291	374
Unrealized mark-to-market gain	935	32
Other	2	4
Prepaid expenses	76	65
	1,545	781
Net deferred tax asset	$4,747	$1,721

At December 31, 2020, the Company had a deferred tax asset recorded of approximately $4,700.  At December 31, 2019, the Company had a deferred tax asset recorded of approximately $1,700.  At December 31, 2020 and December 31, 2019, the Company had no unrecognized tax benefits recorded.  The Company is subject to U.S. federal income tax and is no longer subject to federal examination for years prior to 2017.

Our deferred tax assets are composed of U.S. net operating losses (“NOLs”), and other temporary book to tax differences.  When determining the amount of deferred tax assets that are more-likely-than-not to be realized, and therefore recorded as a benefit, the Company conducts a regular assessment of all available information. This information includes, but is not limited to, taxable income in prior periods, projected future income and projected future reversals of deferred tax items.  Based on these criteria, the Company determined as of December 31, 2020 that no valuation allowance was required against the net deferred tax asset.

In 2012, a recapitalization program through the sale of $22,500 in common stock improved the capital levels of CFBank and provided working capital for the Holding Company.  The result of the change in stock ownership associated with the stock offering, however, was that the Company incurred an ownership change within the guidelines of Section 382 of the Internal Revenue Code of 1986.  At year-end 2020, the Company had net operating loss carryforwards of $22,416, which expire at various dates from 2024 to 2032.  As a result of the ownership change, the Company's ability to utilize carryforwards that arose before the 2012 stock offering closed is limited to $163 per year.  Due to this limitation, management determined it is more likely than not that $20,520 of net operating loss carryforwards will expire unutilized.  As required by accounting standards, the Company reduced the carrying value of deferred tax assets, and the corresponding valuation allowance, by the $6,977 tax effect of this lost realizability.

Federal income tax laws provided additional deductions, totaling $2,250, for thrift bad debt reserves established before 1988.  Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would have totaled $473 at year-end 2020.  However, if CFBank were wholly or partially liquidated or otherwise ceases to be a bank, or if tax laws were to change, this amount would have to be recaptured and a tax liability recorded.  Additionally, any distributions in excess of CFBank’s current or accumulated earnings and profits would reduce amounts allocated to its bad debt reserve and create a tax liability for CFBank.